OTHER RECEIVALBES - Other Receivables (Details) $ in Thousands	Dec. 31, 2022 USD ($)
OTHER RECEIVABLES
Other receivables	$ 8,848
Shanghai Changda
OTHER RECEIVABLES
Other receivables	6,858
Anhui Xin Jieying
OTHER RECEIVABLES
Other receivables	$ 1,990